Subsequent Events - Additional Information (Detail) - Subsequent Event	Jun. 13, 2018 $ / shares
Subsequent Event [Line Items]
Cash dividend declared per share	$ 0.15
Cash dividend declared date	Jun. 13, 2018
Cash dividend payable date	Jul. 27, 2018
Cash dividend record date	Jul. 06, 2018